Radian Mortgage Securities LLC ABS-15G

Exhibit 99.26

TPR Firm:	Report Date:	9/4/2025
Client Name: Radian Mortgage Capital	Report:	Review Summary
Deal Name: RMCT 2025-J4	Loans in report:	37

Final Overall Grade Summary
Overall	# of Mortgage Loans	% of Mortgage Loans
A	25	67.57%
B	12	32.43%
C	0	0.00%
Total	37	100.00%

Credit Grade Summary
Credit	# of Mortgage Loans	% of Mortgage Loans
A	36	97.30%
B	1	2.70%
C	0	0.00%
Total	37	100.00%

Compliance Grade Summary
Compliance	# of Mortgage Loans	% of Mortgage Loans
A	37	100.00%
B	0	0.00%
C	0	0.00%
Total	37	100.00%

Property Grade Summary
Property	# of Mortgage Loans	% of Mortgage Loans
A	26	70.27%
B	11	29.73%
C	0	0.00%
Total	37	100.00%

Data Integrity Summary The table below provides a summary of the data compare results reflecting the number of discrepancies identified:
			Data Compare Field Name	# of Discrepancies	% Accuracy
			ARM Interest Data	0	100.00%
Amortization Term	0	100.00%
Borrower 1 First Name	2	94.59%
Borrower 1 Last Name	3	91.89%
Borrower 2 First Name	4	89.19%
Borrower 2 Last Name	0	100.00%
Borrower 1 FTHB	0	100.00%
Borrower 2 FTHB	0	100.00%
Doc Type	0	100.00%
First Payment Date	0	100.00%
Interest Only Flag	1	97.30%
Lien Position	0	100.00%
Loan Program	0	100.00%
Loan Purpose	0	100.00%
Loan Type	0	100.00%
Maturity Date	0	100.00%
Note Date	2	94.59%
Number of Units	0	100.00%
Occupancy	0	100.00%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original Loan Term	0	100.00%
Original P&I	1	97.30%
Originator DSCR	0	100.00%
Prepayment Penalty	0	100.00%
Property Address	0	100.00%
Property City	0	100.00%
Property State	0	100.00%
Property Zip Code	0	100.00%
Property Type	0	100.00%
QM Designation	0	100.00%
Qualifying Appraised Value	0	100.00%
Qualifying CLTV	1	97.30%
Qualifying FICO	3	91.89%
Qualifying LTV	1	97.30%
Qualifying Total DTI	3	91.89%
Refinance Type	0	100.00%
Sales Price	0	100.00%
Subordinate Lien Amount	0	100.00%
Underwriting Guideline Name	0	100.00%
Total	21	98.47%

Exception Summary Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

* Loan was not delivered to the reviewer or the file is not sufficiently complete to perform the basic review.
Credit Exception Categories	Exception Count	Credit Grade A	Credit Grade B	Credit Grade C	Credit Grade D *
Assets	2	2	0	0	0
Borrower	0	0	0	0	0
Closing	0	0	0	0	0
Data	2	2	0	0	0
Debt	0	0	0	0	0
Eligibility	10	10	0	0	0
Income/Employment	4	4	0	0	0
Insurance	2	2	0	0	0
Missing Doc	18	17	1	0	0
QM-ATR	0	0	0	0	0
Title	4	4	0	0	0
Total	42	41	1	0	0

Compliance Exception Categories	Exception Count	Compliance Grade A	Compliance Grade B	Compliance Grade C	Compliance Grade D *
Ability to Repay	0	0	0	0	0
Closing	0	0	0	0	0
Compliance	2	2	0	0	0
Data	0	0	0	0	0
Disclosure	2	2	0	0	0
Documentation	0	0	0	0	0
Fees	0	0	0	0	0
Missing Doc	15	15	0	0	0
Points & Fees	1	1	0	0	0
QM-ATR	0	0	0	0	0
Right to Rescind	0	0	0	0	0
State Reg	0	0	0	0	0
TRID	1	1	0	0	0
Total	21	21	0	0	0

Property Exception Categories	Exception Count	Property Grade A	Property Grade B	Property Grade C	Property Grade D *
Appraisal	20	12	8	0	0
Data	0	0	0	0	0
Missing Doc	2	2	0	0	0
Property Issue	0	0	0	0	0
Value	0	0	0	0	0
Total	22	14	8	0	0